Commitment and Contingencies - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 2,435	$ 3,267	$ 3,723
Variable lease costs	97	49	176
Total lease costs	$ 2,532	$ 3,316	$ 3,899